Citigroup Mortgage Loan Trust 2024-INV2 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	743	92.53%
Delinquency, No Missing Data	57	7.10%
No Delinquency, At Least One Month Missing	2	0.25%
Delinquency, At Least One Month Missing	1	0.12%
Total	803	100.00%